Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2024
Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Future Real Estate and Infrastructure Equity ETF—SummaryTicker: GREI Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Future Real Estate and Infrastructure Equity ETF (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in total annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2024 was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in U.S. and non-U.S. real estate and infrastructure companies. Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) generally defines a real estate company as a company in the real estate sector and an infrastructure company as one that owns or operates infrastructure assets. Real estate companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry. Infrastructure companies may include, but are not limited to, companies within the utilities industries. The Investment Adviser may use the classifications assigned by third parties but is not required to do so. The Fund generally intends to invest in real estate and infrastructure companies that the Investment Adviser believes are aligned with key themes associated with secular growth drivers for real estate and infrastructure assets, which include, but are not limited to, tech innovation, environmental sustainability, new age consumer, and future of health care (the “Key Themes”). The Key Themes currently are: Tech Innovation: represents real estate and infrastructure companies that, in the Investment Adviser’s view, facilitate technological innovation-driven demand including but not limited to towers and digital storage. Environmental Sustainability: represents real estate and infrastructure companies that, in the Investment Adviser’s view, facilitate sustainability-driven demand in areas including but not limited to utilities enabling energy transition, alternative energy producers, water utilities, energy storage, and grid services. New Age Consumer: represents real estate and infrastructure companies that, in the Investment Adviser’s view, facilitate different and evolving priorities and spending habits of younger consumers, including but not limited to logistics, cold storage, transportation infrastructure, self storage, rental housing, leisure hotels and studio office. Future of Health Care: represents real estate and infrastructure companies that, in the Investment Adviser’s view, facilitate health care innovation and aging demographic trends including but not limited to lab office, life science office and senior housing. The Key Themes and related areas of investment may change over time at the sole discretion of the Investment Adviser without prior notice to shareholders. In addition, the Fund is permitted to make investments that are not aligned with the Key Themes. In selecting investments, the Investment Adviser will not seek to allocate a specified portion of the Fund’s portfolio to each particular Key Theme, and the allocation of the Fund’s investments across the Key Themes will vary over time in the Investment Adviser’s sole discretion. The Fund may not allocate its investments to each Key Theme at all times and an investment may be aligned with multiple Key Themes at the same time. The Investment Adviser’s belief may be informed by, among other things, company disclosure, third-party research, engagement with the companies, or subjective criteria including the Investment Adviser’s own research, expectations, or opinions. A company in which the Fund invests may not currently or in the future derive any revenue from its association with secular growth drivers for real estate and infrastructure assets. Equity investments may include common stock, preferred stock, warrants and other rights to acquire stock, REITs, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”) and global depositary receipts (“GDRs”), underlying funds (including exchange-traded funds (“ETFs”)), and futures, forwards, options and other instruments with similar economic exposures. The Fund may also invest in companies that only recently began to trade publicly. The Fund may invest in underlying ETFs, exchange-traded products (“ETPs”) and/or money market funds that currently exist or that may become available for investment in the future for which the Investment Adviser or an affiliate now or in the future acts as investment adviser or principal underwriter. The Fund may also invest in unaffiliated ETFs, ETPs and/or money market funds. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process. The Fund may invest in foreign securities, including securities of issuers in countries with emerging markets or economies. The Fund may invest without restriction as to company capitalization and may invest significantly in small- and mid-capitalization companies. The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in the group of industries that comprise the real estate and utilities sectors.THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS. The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index. The Investment Adviser measures the Fund’s performance against a custom benchmark comprised of 50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in the group of industries that comprise the real estate and utilities sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Shares from year to year; and (b) how the average annual total returns of the Fund’s Shares compare to those of a regulatorily required broad-based securities market index (MSCI ACWI Index) (the “Regulatory Benchmark”) and a custom benchmark comprised of 50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund's performance.The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Benchmark Information” on page 36 of the Prospectus.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.comor by calling the appropriate phone number on the back cover of the Prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Shares from year to year; and (b) how the average annual total returns of the Fund’s Shares compare to those of a regulatorily required broad-based securities market index (MSCI ACWI Index) (the “Regulatory Benchmark”) and a custom benchmark comprised of 50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund's performance.The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Benchmark Information” on page 36 of the Prospectus.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	am.gs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter endedYear-to-Date Return11.38%September 30, 2024During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return14.63%December 31, 2023Worst Quarter Return-14.57%June 30, 2022
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Benchmark returns do not reflect any deductions for fees or expenses.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Foreign and Emerging Countries Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks are more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Foreign Custody Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often underdeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Geographic Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. If the Fund focuses its investments in issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Industry Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk. The Fund concentrates its investments in specific industries or groups of industries that have historically experienced substantial price volatility. The Fund is subject to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries or groups of industries. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Infrastructure Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Infrastructure Company Risk. Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Issuer Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Concentration Risk. The Fund's portfolio may be comprised of a relatively small number of companies in comparison to other funds. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca, Inc. (“NYSE Arca”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate, in some cases significantly, in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. The securities held by the Fund may be traded in markets that close at a different time than the stock exchange on which the Fund’s Shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Mid Cap and Small Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Real Estate Industry Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Industry Risk. Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative underperformance and out-performance in comparison to equity securities markets in general.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | REIT Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Seed Investor Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Seed Investor Risk. GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s shares.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Thematic Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund’s thematic investment strategy limits the universe of investment opportunities available to the Fund and will affect the Fund’s exposure to certain companies, sectors, regions, and countries, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s thematic investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies exposed to the Key Themes. There is no guarantee that the Investment Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor or that real estate and infrastructure companies in which the Fund invests will benefit from their associations with secular growth drivers for real estate and infrastructure assets. In addition, the Investment Adviser is not required to monitor on an ongoing basis whether a current holding continues to be aligned with one or more of the Key Themes or otherwise associated with secular growth drivers for real estate and infrastructure assets. The Fund is not required to sell, and may instead add to, positions in holdings that no longer continue to be aligned with one or more of the Key Themes or otherwise associated with secular growth drivers for real estate and infrastructure assets.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Utilities Industry Group Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Utilities Industry Risk. Securities in the utilities industry can be very volatile and can be impacted significantly by supply and demand for services or fuel, government regulation, conservation programs, commodity price fluctuations and other factors. Government regulation of utility companies may limit those companies’ profits or the dividends they can pay to investors. In addition, utility companies may face regulatory restrictions with respect to expansion to new markets, limiting their growth potential. Technological developments may lead to increased competition, which could impact a company’s performance.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of foreign securities or assets in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Goldman Sachs Future Real Estate Infrastructure Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
2022	rr_AnnualReturn2022	(22.14%)
2023	rr_AnnualReturn2023	9.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.57%)
1 Year	rr_AverageAnnualReturnYear01	9.56%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2021
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Return After Taxes on Distributions | Goldman Sachs Future Real Estate Infrastructure Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.29%)
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | Return After Taxes on Distributions and Sale of Fund Shares | Goldman Sachs Future Real Estate Infrastructure Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.93%)
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | 50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.88%)
Goldman Sachs Future Real Estate and Infrastructure Equity ETF | MSCI ACWI Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%